UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21596

MUNDOVAL FUNDS

(Exact name of registrant as specified in charter)

       7855 Ivanhoe Ave., Ste 210, La Jolla, CA            92037

(Address of principal executive offices)

              (Zip code)

Arthur Q. Johnson

Mundoval Funds

7855 Ivanhoe Ave., Ste 210, La Jolla, CA 92037

(Name and address of agent for service)

Registrant’s telephone number, including area code: (858) 454-4837

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Mundoval Fund

	Schedule of Investments
	September 30, 2007 (Unaudited)

Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS
Biological Products, (No Diagnostic Substances)
1,500	Amgen Inc. *	$ 84,855	0.65%

Books: Publishing or Publishing & Printing
24,000	Pearson plc **	371,040	2.86%

Bottled & Canned Soft Drinks & Carbonated Waters
7,000	Cadbury Schweppes plc **	325,640	2.51%

Cement, Hydraulic
13,000	Cemex SA de CV **	388,960	3.00%

Chemicals & Allied Products
4,000	BASF Aktiengesellschaft * **	548,200	4.22%

Computer Communications Equipment
14,000	Cisco Systems Inc. *	463,820	3.57%

Electronic Computers
17,000	Dell Inc. *	469,200	3.62%

Fire, Marine & Casualty Insurance
6,000	American International Group Inc.	405,900	3.13%

Food and Kindred Products
2,900	Nestle SA **	324,510
11,500	Unilever plc **	364,205
		688,715	5.31%

General Industrial Machinery & Equipment
7,000	Illinois Tool Works Inc.	417,480
9,500	Ingersoll-Rand Co. Ltd.	517,465
		934,945	7.21%

Life Insurance
10,000	ING Groep NV **	443,100	3.41%

Malt Beverages
5,500	Anheuser-Busch Companies Inc.	274,945	2.12%

National Commercial Banks
8,000	Citigroup Inc.	373,360	2.88%

Petroleum Refining
6,000	BP plc **	416,100	3.21%

Pharmaceutical Preparations
9,000	AstraZeneca plc **	450,630
7,500	Glaxosmithkline plc **	399,000
7,700	Johnson & Johnson	505,890
6,000	Novartis AG **	329,760
17,000	Pfizer Inc.	415,310
10,000	Sanofi-Aventis **	424,200
		2,524,790	19.44%

Plastic Materials, Synth Resins & Nonvulcan Elastomers
8,500	Dow Chemical Co.	366,010	2.82%

Radiotelephone Communications
30,000	Tele Norte Leste Participacoes S.A. **	673,800
10,000	Telefonos de Mexico SA de CV **	328,700
		1,002,500	7.73%

Rubber & Plastics Footwear
6,200	Nike Inc. Cl B	363,692	2.80%

Semiconductors & Related Devices
15,000	Intel Corp.	387,900
32,000	Taiwan Semiconductor Manufacturing Co. Ltd. **	323,840
		711,740	5.49%

Services - Motion Picture & Video Tape Production
18,500	Time Warner Inc.	339,660	2.62%

Services - Prepackaged Software
11,000	Microsoft Corp.	324,060	2.50%

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
4,700	Procter & Gamble Co.	330,598	2.55%

Surgical & Medical Instruments & Apparatus
5,300	3M Co.	495,974	3.82%

Tobacco Products
3,000	Altria Group Inc.	208,590	1.61%

Total for Common Stock (Cost - $ 10,627,349)		$ 12,856,394	99.08%

Cash Equivalents
105,219	First American Treasury Obligation Fund Cl Y 4.36% ***	105,219	0.81%
	(Cost - $105,219)

	Total Investments	12,961,613	99.89%
	(Cost - $10,732,568)

	Other Assets in Excess of Liabilities	13,694	0.11%

	Net Assets	$ 12,975,307	100.00%

* Non-Income Producing Securities.
** ADR - American Depository Receipt.
*** Variable Rate Security: The Coupon Rate shown represents the rate at September 30, 2007.

NOTES TO FINANCIAL STATEMENTS

MUNDOVAL FUND

 (Unaudited)

1. SECURITY TRANSACTIONS

At September 30, 2007, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $10,732,568 amounted to $2,229,045, which consisted of aggregate gross unrealized appreciation of $2,424,982 and aggregate gross unrealized depreciation of $195,937.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDOVAL FUNDS

By : /s/ Arthur Q. Johnson

       Arthur Q. Johnson

       President

Date :              11/15/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Arthur Q. Johnson

       Arthur Q. Johnson

       President

Date :              11/15/07

By : /s/ Arthur Q. Johnson

       Arthur Q. Johnson

       Chief Financial Officer

Date :              11/15/07